Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expense (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses		$ (89)	$ (5,158)
Other non-recurring costs	$ 1,663	2,014
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses			$ 5,158
Other non-recurring costs	$ 1,663	$ 2,014